NOTE 2- Significant Accounting Policies: q. Liability for Agricultural Research Organization (Policies)	12 Months Ended
Dec. 31, 2025
Policies
q. Liability for Agricultural Research Organization:

q.    Liability for Agricultural Research Organization:

The Company recognizes royalties payable to The Agricultural Research Organization - Volcany Institute (the "ARO") as a financial liability in accordance with IFRS 9. Royalties are measured at the present value of the expected future payments under contractual arrangements. Liability is initially recognized when the related revenue is earned, and the obligation becomes probable and reliably measurable. Subsequent measurement is at amortized cost using the effective interest method.

Changes in estimates of future royalties, including adjustments for sales volumes or contractual terms, are recognized as a reduction in general and administrative expenses.

Royalties expense is presented within general and administrative expenses in the Statements of Loss and Other Comprehensive Loss. The corresponding liability is presented as Liability for Agricultural Research Organization or Other accounts payable in the Statement of Financial Position.